Accounting for the acquisition of the Credit Suisse Group - Effect of the measurement period adjustments on the income statement (Detail) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
	Jun. 12, 2023	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Effect Of The Measurement Period Adjustments On The Income Statement [Line Items]
Net interest income		$ 1,535	$ 1,940	$ 1,707	$ 3,475	$ 3,095
Other net income from financial instruments measured at fair value through profit or loss		3,684	4,182	2,517	7,866	5,198
Fee and commission income		7,211	7,080	5,635	14,291	10,688
Fee and commission expense		(679)	(588)	(507)	(1,268)	(954)
Net fee and commission income		6,531	6,492	5,128	13,023	9,734
Other income		154	124	188	278	258
Total revenues		11,904	12,739	9,540	24,642	18,284
Negative goodwill				27,264		27,264
Credit loss expense / (release)		95	106	623	201	662
Operating expenses		10,340	10,257	8,486	20,597	15,696
Operating profit / (loss) before tax		1,469	2,376	27,695	3,844	29,191
Tax expense / (benefit)		293	612	361	905	820
Net profit / (loss)		1,175	1,764	27,334	2,939	28,371
Net profit / (loss) attributable to non-controlling interests		40	9	3	48	11
Net profit / (loss) attributable to shareholders		$ 1,136	$ 1,755	27,331	$ 2,890	28,360
Including measurement period adjustments made in the third quarter 2023
Disclosure Of Effect Of The Measurement Period Adjustments On The Income Statement [Line Items]
Net interest income						3,095
Other net income from financial instruments measured at fair value through profit or loss						5,198
Fee and commission income						10,688
Fee and commission expense						(954)
Net fee and commission income						9,734
Other income						258
Total revenues						18,284
Negative goodwill						28,925
Credit loss expense / (release)						662
Operating expenses						15,696
Operating profit / (loss) before tax						30,852
Tax expense / (benefit)						820
Net profit / (loss)						30,032
Net profit / (loss) attributable to non-controlling interests						11
Net profit / (loss) attributable to shareholders						30,021
As previously reported in the third quarter 2023 report
Disclosure Of Effect Of The Measurement Period Adjustments On The Income Statement [Line Items]
Net interest income				1,707
Other net income from financial instruments measured at fair value through profit or loss				2,517
Fee and commission income				5,635
Fee and commission expense				(507)
Net fee and commission income				5,128
Other income				188
Total revenues				9,540
Negative goodwill				28,925		28,925
Credit loss expense / (release)				623
Operating expenses				8,486
Operating profit / (loss) before tax				29,356
Tax expense / (benefit)				361
Net profit / (loss)				28,995		30,032
Net profit / (loss) attributable to non-controlling interests				3
Net profit / (loss) attributable to shareholders				28,992
Cumulative restatement effect
Disclosure Of Effect Of The Measurement Period Adjustments On The Income Statement [Line Items]
Negative goodwill						(1,661)
Net profit / (loss)						(1,661)
Measurement period adjustment made in the Annual Report 2023
Disclosure Of Effect Of The Measurement Period Adjustments On The Income Statement [Line Items]
Negative goodwill				(1,177)		(1,177)
Operating profit / (loss) before tax				(1,177)		(1,177)
Net profit / (loss)				(1,177)		(1,177)
Net profit / (loss) attributable to shareholders				(1,177)		(1,177)
Measurement period adjustments made in the second quarter 2024
Disclosure Of Effect Of The Measurement Period Adjustments On The Income Statement [Line Items]
Negative goodwill				(483)		(483)
Operating profit / (loss) before tax				(483)		(483)
Net profit / (loss)				(483)		(483)
Net profit / (loss) attributable to shareholders				(483)		(483)
Credit Suisse
Disclosure Of Effect Of The Measurement Period Adjustments On The Income Statement [Line Items]
Negative goodwill	$ 27,264			$ 27,264		27,264
Operating profit / (loss) before tax						$ 27,264
Credit Suisse | Cumulative restatement effect
Disclosure Of Effect Of The Measurement Period Adjustments On The Income Statement [Line Items]
Negative goodwill	$ (483)